UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21958

Exact name of registrant as specified in charter:	DGHM Investment Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801

with a copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant ’s telephone number, including area code:	800-653-2839

Date of fiscal year end:	Last day of February

Date of reporting period:	August 31, 2013

Item #1. Reports to Stockholders.

Dalton, Greiner, Hartman, Maher & Co., LLC
A Boston Private Wealth Management Company

DGHM INVESTMENT TRUST

Semi-Annual Report to Shareholders
(unaudited)

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

For the six months ended August 31, 2013

DGHM INVESTMENT TRUST
TABLE OF CONTENTS

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2013
(unaudited)

Number of		% of Net	Fair
Shares	Security Description	Assets	Value

	COMMON STOCKS	97.38%

	COMPUTERS	4.34%
33,563	Akamai Technologies, Inc.*		$1,543,227
6,190	International Business Machines Corporation		1,128,251

			2,671,478

	DIVERSIFIED FINANCIAL SERVICES	18.26%
30,497	CIT Group Inc.		1,459,891
59,537	Invesco Limited		1,807,543
40,632	JPMorgan Chase & Co.		2,053,135
167,359	KeyCorp		1,953,080
236,459	Regions Financial Corp.		2,222,715
26,040	State Street Corp.		1,737,389

			11,233,753

	HEALTHCARE	8.78%
27,902	Baxter International Inc.		1,940,863
22,873	Covance Inc.*		1,853,628
23,962	Stryker Corp.		1,602,818

			5,397,309

	INSURANCE	8.20%
16,032	ACE Limited		1,406,327
30,363	Allstate Corp.		1,454,995
51,846	Lincoln National Corp.		2,179,606

			5,040,928

	INTEGRATED UTILITIES	7.46%
23,167	DTE Energy Co.		1,549,177
45,940	Public Service Enterprise Group Inc.		1,489,375
40,529	Southerwestern Energy Co.*		1,548,208

			4,586,760

	MEDIA	4.35%
22,231	The DIRECTV Group, Inc. Class A*		1,293,400
22,798	Time Warner Inc.		1,379,963

			2,673,363

	MISCELLANEOUS MANUFACTURING	14.72%
14,433	3M Company		1,639,300
34,039	Analog Devices, Inc.		1,575,325
14,002	Becton, Dickinson and Co.		1,363,515
20,037	Dover Corp.		1,704,147
22,261	Ingredion Inc.		1,401,107
32,597	Kapstone Paper and Packing Corp.*		1,369,074

			9,052,468

	OIL & GAS SERVICES	7.87%
38,148	Baker Hughes Inc.		1,773,500
23,678	Helmerich & Payne, Inc.		1,492,661
8,999	Pioneer Natural Resources Co.		1,574,555

			4,840,716

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2013
(unaudited)

Number of		% of Net	Fair
Shares	Security Description	Assets	Value

	PROFESSIONAL SERVICE	2.52%
23,931	Manpower, Inc.		$1,551,925

	REAL ESTATE INVESTMENT TRUST	3.12%
31,112	Alexandria Real Estate Equities, Inc.		1,918,677

	RETAIL	7.06%
94,391	Chico’s FAS, Inc.		1,472,500
42,791	Iconix Brand Group, Inc.*		1,404,401
40,077	The Kroger Co.		1,466,818

			4,343,719

	TELECOMMUNICATIONS	2.55%
46,369	AT&T Inc.		1,568,663

	TRANSPORTATION	8.15%
59,015	CSX Corp.		1,452,359
32,958	Thor Industries, Inc.		1,688,438
34,697	Tidewater Inc.		1,872,250

			5,013,047

	TOTAL COMMON STOCKS
	(Cost:$44,631,497)	97.38%	59,892,806

	INVESTMENT COMPANIES	2.42%
	Wells Fargo Advantage Treasury Plus Money
	Market Fund 0.1%**
1,486,287	(Cost:$1,486,287)		1,486,287

	TOTAL INVESTMENTS:
	(Cost:$46,117,784)	99.80%	61,379,093
	Other assets, net of liabilities	0.20%	122,771

	NET ASSETS	100.00%	61,501,864

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

**Effective 7 day yield as of August 31, 2013

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	93.54%

	BANKS	13.54%
549	Associated Banc-Corp.		$8,757
362	Colony Financial Inc.		7,157
120	Hancock Holding Co.		3,858
686	National Penn Bancshares, Inc.		6,887
611	Old National Bancorp		8,029
463	Provident Financial Services		7,491
332	Sandy Spring Bancorp, Inc.		7,420
233	Webster Financial Corp.		6,165
247	WesBanco, Inc.		7,086

			62,850

	COMMERCIAL SERVICES	1.31%
109	Steiner Leisure Ltd.*		6,073

	COMPUTERS/SOFTWARE/DATA	6.35%
400	Acxiom Corp.*		9,952
255	PTC Inc.*		6,648
426	Qlogic Corp*		4,511
490	Sykes Enterprise, Inc.*		8,345

			29,456

	DIVERSIFIED REAL ESTATE INVESTMENTS	10.57%
400	BioMed Realty Trust, Inc.		7,364
311	Colonial Properties Trust		6,870
794	Cousins Properties, Inc.		7,885
666	Glimcher Realty Trust		6,593
1,412	Hersha Hospitality Trust		7,399
161	Koppers Holdings, Inc.		6,242
156	Sun Communities, Inc.		6,703

			49,056

	FINANCE	1.18%
169	Piper Jaffray Companies, Inc.*		5,494

	HEALTHCARE	4.85%
240	Hanger, Inc.*		7,370
264	ICON PLC ADR*		9,647
77	ICU Medical, Inc.*		5,504

			22,521

	INSURANCE	7.93%
582	American Equity Investment Life Holding Co.		11,530
236	First American Financial Corp.		4,932
803	Maiden Holdings Ltd.		10,503
727	Radian Group Inc.		9,851

			36,816

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INVESTMENT SERVICES	1.86%
150	GAMCO Investors, Inc. Class A		$8,622

	MEDIA	2.82%
560	Belo Corporation Class A		7,918
785	Gray Television, Inc.*		5,181

			13,099

	MISCELLANEOUS MANUFACTURING	15.06%
666	Boise, Inc.		5,694
83	Cytec Industries Inc.		6,207
526	Electro Scientific Industries, Inc.		5,781
212	EMCOR Group, Inc.		7,969
165	L. B. Foster Co. Class A		6,999
239	Herman Miller, Inc.		6,087
70	Hyster-Yale Materials Handling, Inc.		5,293
88	Kaiser Aluminum Corp.		6,083
412	Kulicke & Soffa Industries, Inc.*		4,557
118	Mueller Industries, Inc.		6,318
266	NetScout Systems, Inc.*		6,607
44	Powell Industries, Inc.*		2,320

			69,915

	OIL & GAS SERVICES	6.10%
1,049	Pioneer Energy Services Corp.*		7,091
776	Precision Drilling Corp.		7,675
337	Rex Energy Corp.*		7,010
200	Vectren Corp.		6,520

			28,296

	RETAIL	6.24%
242	The Cato Corp. Class A		6,089
692	Chico’s FAS, Inc.		10,795
57	Papa John’s International, Inc.*		3,883
174	Weis Markets, Inc.		8,175

			28,942

	STEEL	1.32%
92	Reliance Steel & Aluminum Co.		6,135

	TECHNOLOGY	2.47%
137	Anixter International Inc.*		11,448

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	TRANSPORTATION	6.33%
447	Heartland Express, Inc.		6,222
201	Old Dominion Freight Line, Inc.*		8,728
120	Spirit Airlines Inc.*		3,740
209	Thor Industries, Inc.		10,707

			29,397

	UTILITIES	5.61%
136	Cleco Corp.		6,142
147	PDC Energy, Inc.*		8,435
93	Pinnacle West Capital Corp.		5,047
223	Portland General Electric Co.		6,425

			26,049

	TOTAL COMMON STOCKS
	(Cost:$361,006)	93.54%	434,169

	SHORT TERM INVESTMENTS	3.41%
	Wells Fargo Advantage Treasury Plus
15,843	Money Market Fund 0.1%**		15,843

	(Cost:$15,843)

	TOTAL INVESTMENTS:
	(Cost:$376,849)	96.95%	450,012
	Other assets, net of liabilities	3.05%	14,151

	NET ASSETS	100.00%	$464,163

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

**Effective 7 day yield as of August 31, 2013

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2013 (unaudited)

		DGHM V2000
	DGHM All-Cap	SmallCap Value
	Value Fund	Fund

ASSETS
Investments at value (identified cost of $46,117,784
and $376,849, respectively) (Note 1)	$61,379,093	$450,012
Cash and equivalents	-	8,576
Receivable for investments sold	-	1,971
Receivable for capital stock sold	58,005	-
Dividends receivable	85,742	426
Interest receivable	10	-
Due from advisor	-	4,223
Prepaid expenses	48,586	12,347

TOTAL ASSETS	61,571,436	477,555

LIABILITIES
Payable for securities purchased	-	10,193
Payable for capital stock redeemed	1,115	-
Accrued investment management fees	35,315	-
Accrued 12b-1 fees	17,220	22
Accrued administration, transfer agent and accounting fees	6,937	1,707
Accrued custody fees	8,985	1,183
Other accrued expenses	-	287

TOTAL LIABILITIES	69,572	13,392

NET ASSETS	$61,501,864	$464,163

Net Assets Consist of:
Paid-in-capital applicable to 4,689,791 and 48,693 no par value shares of beneficial interest outstanding, respectively	$42,329,718	$372,465
Accumulated net investment income (loss)	44,407	2,170
Accumulated net realized gain (loss) on investments	3,866,430	16,365
Net unrealized appreciation (depreciation) of investments	15,261,309	73,163

Net Assets	$61,501,864	$464,163

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
($31,896,516 / 2,423,014 shares outstanding and $235,620 / 25,042 shares outstanding, respectively)	$13.16	$9.41

Class C (a)
($4,990,822 / 391,365 shares outstanding)	$12.75	N/A

Institutional Class
($24,614,526 / 1,875,412 shares outstanding and $228,543 / 23,651 shares outstanding, respectively)	$13.12	$9.66

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the six months ended August 31, 2013 (unaudited)

		DGHM V2000
	DGHM All-Cap	SmallCap Value
	Value Fund	Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $ - and $18)	$567,134	$3,655
Interest	61	1

Total investment income	567,195	3,656

EXPENSES
Investment advisory fees (Note 2)	204,750	1,822
12b-1 fees (Note 2)
Investor Class	39,983	308
Class C	26,530	-
Recordkeeping and administrative services (Note 2)	31,500	5,533
Accounting fees (Note 2)	15,750	5,535
Custodian fees	6,304	4,022
Transfer agent fees (Note 2)
Investor Class	13,346	2,464
Class C	2,115	-
Institutional Class	4,991	2,026
Professional fees	33,188	6,049
Filing and registration fees	27,526	3,569
Trustee fees	6,225	1,010
Compliance fees	9,836	3,292
Shareholder servicing and reports
Investor Class	9,752	2,278
Class C	519	-
Institutional Class	5,828	60
Other	22,916	422

Total expenses	461,059	38,390
Advisory fee waivers and reimbursed expenses (Note 2)	-	(27,043)
Legal and Compliance fees waivers	-	(7,812)

Net Expenses	461,059	3,535

Net investment income (loss)	106,136	121

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,830,454	19,858
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,859,845	17,156

Net realized and unrealized gain (loss) on investments	6,690,299	37,014

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,796,435	$37,135

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund

	For the		For the
	Six Months ended	For the	Six Months ended	For the
	August 31, 2013	Year ended	August 31, 2013	Year ended
	(unaudited)	February 28, 2013	(unaudited)	February 28, 2013

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$106,136	$1,004,040	$121	$5,500
Net realized gain (loss) on investments	2,830,454	2,771,410	19,858	5,232
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,859,845	(241,010)	17,156	37,357

Increase (decrease) in net assets from operations	6,796,435	3,534,440	37,135	48,089

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	-	(442,735)	-	(823)
Class C	-	(55,742)	-	-
Institutional Class	-	(790,843)	-	(2,628)
Net realized gain
Investor Class	-	(289,874)	-	(2,389)
Class C	-	(46,769)	-	-
Institutional Class	-	(346,596)	-	(2,454)

Decrease in net assets from distributions	-	(1,972,559)	-	(8,294)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	1,766,479	7,453,114	-	214,400
Class C	400,878	568,788	-	-
Institutional Class	3,244,376	9,834,182	23,000	24,029
Distributions reinvested
Investor Class	-	540,255	-	1,834
Class C	-	94,640	-	-
Institutional Class	-	916,989	-	5,034
Shares redeemed
Investor Class	(3,477,297)	(54,276,992)	(23,037)	(73,555)
Class C	(1,077,180)	(646,816)	-	-
Institutional Class	(7,938,003)	(46,415,645)	(1,800)	(208,322)

Increase (decrease) in net assets from capital stock transactions	(7,080,747)	(81,931,485)	(1,837)	(36,580)

NET ASSETS

Increase (decrease) during period	(284,312)	(80,369,604)	35,298	3,215
Beginning of period	61,786,176	142,155,780	428,865	425,650

End of period (including accumulatednet investment income (loss) of $44,407, $(61,729), $2,170 and $2,049, respectively)	$61,501,864	$61,786,176	$464,163	$428,865

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

							Year ended February 28,

	Six Months
	ended		Year ended		Year ended
	August 31, 2013		February 28,		February 29,
	(unaudited)		2013		2012		2011		2010	2009

Net asset value, beginning of period	$11.79		$11.13		$11.60		$9.44		$6.26	$9.26

Investment activities
Net investment income (loss)	0.02	(C)	0.09	(C)	0.08	(C)	-	(B)(C)	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.35		0.84		(0.39)		2.16		3.19	(3.01)

Total from investment activities	1.37		0.93		(0.31)		2.16		3.20	(2.99)

Distributions
Net investment income	-		(0.16)		(0.06)		-		-	-
Net realized gain	-		(0.11)		(0.10)		-		(0.02)	(0.01)

Total distributions	-		(0.27)		(0.16)		-		(0.02)	(0.01)

Net asset value, end of period	$13.16		$11.79		$11.13		$11.60		$9.44	$6.26

Total Return	11.62%	***	8.59%		(2.56% )		22.89%		51.17%	(32.26%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.53%	**	1.45%		1.30%		1.47%		1.71%	1.75%	(A)
Net investment income (loss)	0.27%	**	0.86%		0.74%		0.04%		0.19%	0.71%	(A)
Portfolio turnover rate	13.34%	***	60.57%		49.53%		53.05%		101.89%	90.97%
Net assets, end of period (000’s)	$31,897		$30,165		$75,004		$71,124		$43,669	$32,223

**	Annualized
***	Not annualized
(A)	Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009. The ratios reflect the effect of the management fee waivers and reimbursement of expenses.
(B)	Less than $0.01 per share.
(C)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Class C Shares

	Six Months
	ended		Year ended		Year ended
	August 31, 2013		February 28,		February 29,		Year ended February 28,
	(unaudited)		2013		2012		2011			2010		2009

Net asset value, beginning of period	$11.47		$10.87		$11.36		$9.31			$6.20		$9.22

Investment activities
Net investment income (loss)	(0.03)	(C)	0.01	(C)	-	(B)(C)	(0.07)		(C)	(0.04)		-	(B)
Net realized and unrealized gain (loss) on investments	1.31		0.83		(0.39)		2.12			3.15		(3.02)

Total from investment activities	1.28		0.84		(0.39)		2.05			3.11		(3.02)

Distributions
Net investment income	-		(0.13)		-		-			-		-
Net realized gain	-		(0.11)		(0.10)		-			-		-

Total distributions	-		(0.24)		(0.10)		-			-		-

Net asset value, end of period	$12.75		$11.47		$10.87		$11.36			$9.31		$6.20

Total Return	11.16%	***	7.88%		(3.37% )		22.02%			50.16%		(32.75%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	2.24%	**	2.20%		2.08%		2.23%			2.46%		2.50%	(A)
Net investment income (loss)	(0.44% )	**	0.12%		(0.04% )		(0.69%	)		(0.56%	)	(0.04%	)(A)
Portfolio turnover rate	13.34%	***	60.57%		49.53%		53.05%			101.89%		90.97%
Net assets, end of period (000’s)	$4,991		$5,111		$4,832		$4,713			$2,304		$1,446

**	Annualized
***	Not annualized
(A)	Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009. The ratios reflect the effect of the management fee waivers and reimbursement of expenses.
(B)	Less than $0.01 per share.
(C)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six Months ended
	August 31, 2013		Year ended	Year ended	Period July 19, 2010*
	(unaudited)		February 28, 2013	February 29, 2012	to February 28, 2011

Net asset value, beginning of period	$11.75		$11.13	$11.59	$9.33

Investment activities
Net investment income (loss)(A)	0.04		0.13	0.11	0.03
Net realized and unrealized gain (loss) on investments	1.33		0.85	(0.38)	2.26

Total from investment activities	1.37		0.98	(0.27)	2.29

Distributions
Net investment income	-		(0.25)	(0.09)	-
Net realized gain	-		(0.11)	(0.10)	(0.03)

Total distributions	-		(0.36)	(0.19)	(0.03)

Net asset value, end of period	$13.12		$11.75	$11.13	$11.59

Total Return	11.66%	***	9.03%	(2.21% )	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.22%	**	1.12%	1.01%	1.11%	**
Net investment income (loss)	0.58%	**	1.20%	1.03%	0.46%	**
Portfolio turnover rate	13.34%	***	60.57%	49.53%	53.05%	***
Net assets, end of period (000’s)	$24,615		$26,509	$62,319	$17,486

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

	Six Months ended
	August 31, 2013		Year ended		Period June 30, 2010*
	(unaudited)		February 28, 2013	February 29, 2012	to February 28, 2011

Net asset value, beginning of period	$8.65		$7.75	$12.92	$10.00

Investment activities
Net investment income (loss)(A)	-	(B)	0.12	(0.05)	-	(B)
Net realized and unrealized gain (loss) on investments	0.76		0.94	(0.74)	3.10

Total from investment activities	0.76		1.06	(0.79)	3.10

Distributions
Net investment income	-		(0.04)	(0.48)	-
Realized gains	-		(0.12)	(3.90)	(0.18)

Total distributions	-		(0.16)	(4.38)	(0.18)

Net asset value, end of period	$9.41		$8.65	$7.75	$12.92

Total Return	8.79%	***	13.77%	(3.43% )	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	17.68%	**	21.40%	29.98%	15.71%	**
Expenses, net of legal and compliance fees waivers before management fee waivers	14.28%	**	16.87%	29.98%	15.71%	**
Expenses, net of all waivers	1.67%	**	1.90%	1.90%	1.90%	**
Net investment income (loss)	(0.08%	)**	1.45%	(0.40% )	0.07%	**
Portfolio turnover rate	24.52%	***	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$236		$238	$75	$260

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.
(B)	Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six Months ended
	August 31, 2013		Year ended		Period June 30, 2010*
	(unaudited)		February 28, 2013	February 29, 2012	to February 28, 2011

Net asset value, beginning of period	$8.88		$8.01	$13.01	$10.00

Investment activities
Net investment income (loss)(A)	0.01		0.14	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	0.77		0.98	(0.75)	3.20

Total from investment activities	0.78		1.12	(0.77)	3.22

Distributions
Net investment income	-		(0.13)	(0.33)	(0.03)
Realized gains	-		(0.12)	(3.90)	(0.18)

Total distributions	-		(0.25)	(4.23)	(0.21)

Net asset value, end of period	$9.66		$8.88	$8.01	$13.01

Total Return	8.79%	***	14.08%	(3.34% )	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	15.56%	**	19.45%	29.82%	15.46%	**
Expenses, net of legal and compliance fees waivers before management fee waivers	12.16%	**	14.92%	29.82%	15.46%	**
Expenses, net of all waivers	1.42%	**	1.65%	1.65%	1.65%	**
Net investment income (loss)	0.17%	**	1.70%	(0.15% )	0.32%	**
Portfolio turnover rate	24.52%	***	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$229		$191	$351	$998

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2013 (unaudited)

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the DGHM Investment Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

On October 23, 2013, the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund were reorganized from the Trust into the World Funds Trust. (Please see Note 8).

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$59,892,806	$-	$-	$59,892,806
Short Term Investments	1,486,287	-	-	1,486,287
	$61,379,093	$-	$-	$61,379,093

SmallCap Fund
Common Stocks	$434,169	$-	$-	$434,169
Short Term Investments	15,843	$-	$-	15,843
	$450,012	$-	$-	$450,012

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry. The Funds held no Level 3 securities at any time during the six months. There were no transfers between levels during the six months ended August 31, 2013. It is the Funds’ policy to recognize transfers between levels as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Funds’ tax positions for each of the open tax years (2010-2012) or expected to be taken in the Funds’ 2013 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of August 31, 2013, there were no such reclassifications for the All-Cap Fund or the SmallCap Fund.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Shares, Class C and Institutional Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C shares are subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C shares automatically convert into Investor Shares after seven years. As of August 31, 2013, there were no Class C shares of SmallCap Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the six months ended August 31, 2013, the Advisor earned $204,750 in advisory fees from the All-Cap Fund. As of August 31, 2013, the Advisor was due $35,315 from the All-Cap Fund. For the six months ended August 31, 2013, the Advisor earned and waived $1,822 in advisory fees from the SmallCap Fund.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% of average daily net assets of the All-Cap Fund through June 30, 2015 and 1.65% of average daily net assets of the SmallCap Fund through June 30, 2013 and 0.98% of average daily net assets of the SmallCap Fund from July 1, 2013 DGHM

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

through June 30, 2015. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable. In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Funds relating to brokerage/services arrangements shall not be taken into account in determining the Funds’ total operating expenses so as to benefit the Advisor. Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed. As of August 31, 2013, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. For the six months ended August 31, 2013, the Advisor earned and waived $1,822 in advisory fees and reimbursed expenses of $25,221 for the SmallCap Fund. At August 31, 2013, the SmallCap Fund was due $4,223 from the Advisor which was subsequently paid in September 2013. The total amount of recoverable reimbursements as of August 31, 2013 was $289,512 and expires as follows:

2014	$75,763
2015	138,807
2016	47,899
2017	27,043
$289,512

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, effective September 6, 2013, the SmallCap Fund adopted a shareholder servicing plan for its Investor Class shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. The All-Cap Fund incurred $39,983 and $26,530, in 12b-1 fees under the Plans with respect to Investor Shares and Class C Shares, respectively, for the six months ended August 31, 2013. The SmallCap Fund incurred $308 in 12b-1 fees under the Plans with respect to Investor Shares for the six months ended August 31, 2013.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor. For the six months ended August 31, 2013, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2013, FDCC received $342 in CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds. For such administrative services, CSS receives 0.10% per annum of average daily net assets of the Funds on the first $75 million and 0.07% per annum of the average daily net assets over $75 million subject to a $20,000 minimum per year for the All Cap Fund and a $10,950 minimum per year for the SmallCap Fund. For the six months ended August 31, 2013, CSS earned $31,500 for its services and at August 31, 2013, was due $2,772 from the All-Cap Fund. For the six months ended August 31, 2013, CSS earned $5,533 for its services and at August 31, 2013, was due $488 from the SmallCap Fund.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent. For such services, CFSI receives the greater of a basis point charge or a per-account charge, subject to a $15,000 minimum per year for the All Cap Fund and a $8,100 minimum per year for the SmallCap Fund. CFSI earned $20,452 for its services for the six months ended August 31, 2013 and at August 31, 2013, was due $2,615 from the All Cap Fund. CFSI earned $7,842 for its services for the six months ended August 31, 2013 and at August 31, 2013, was due $732 from the SmallCap Fund.

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

Commonwealth Fund Accounting (“CFA”) is the Funds’ pricing agent. For such services, CFA receives 0.05% per annum of average daily net assets of the Funds subject to a $15,000 minimum per year for the All Cap Fund and a $10,950 minimum per year for the SmallCap Fund. CFA earned $15,750 for its services for the six months ended August 31, 2013 and at August 31, 2013, was due $1,550 from the All-Cap Fund. CFA earned $5,535 for its services for the six months ended August 31, 2013 and at August 31, 2013, was due $487 from the SmallCap Fund.

One Trustee and certain officers of the Trust are also officers of the Advisor. One officer of the Fund is also an officer and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2013, were $8,099,277 and $14,318,980, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2013, were $102,997 and $108,406, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended August 31, 2013 and the year ended February 28, 2013 were as follows:

	All-Cap Fund		SmallCap Fund
	Six months		Six Months
	ended		ended
	August 31, 2013	Year ended	August 31, 2013	Year ended
	(unaudited)	February 28, 2013	(unaudited)	February 28, 2013
Distributions paid from:
Ordinary income	$-	$1,170,294	$-	$6,334
Capital gains	-	802,265	-	1,960
	$-	$1,972,559	$-	$8,294

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund
Accumulated ordinary income	$44,407	$2,170
Accumulated net realized gain (loss) on investments	3,866,430	15,365
Unrealized appreciation (depreciation)	15,261,309	73,163
	$19,172,146	$91,698

Cost of securities for Federal Income tax purpose is $46,117,784 for All-Cap Fund and $376,849 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$15,671,694	$77,547
Gross unrealized depreciation	(410,385)	(4,384)
Net unrealized appreciation (depreciation)	$15,261,309	$73,163

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFCIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund
	Six months ended August 31, 2013 (unaudited)
	Investor Class		Class C		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	139,370	$1,766,479	31,997	$400,878	258,924	$3,244,376
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(274,117)	(3,477,297)	(86,348)	(1,077,180)	(640,048)	7,938,003)
Net increase (decrease)	(134,747)	$(1,710,818)	(54,351)	$676,302	(381,124)	$(4,693,627)

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

	All-Cap Fund
	Year ended February 28, 2013
	Investor Class		Class C		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	678,166	$7,453,114	53,114	$568,788	904,425	$9,834,182
Shares reinvested	49,701	540,255	8,945	94,640	84,749	916,989
Shares redeemed	(4,907,100)	(54,276,992)	(60,816)	(646,816)	(4,333,124)	(46,415,645)
Net increase (decrease)	(4,179,233)	$(46,283,623)	,243	$16,612	(3,343,950)	$(35,664,474)

	SmallCap Fund
	Six months ended August 31, 2013 (unaudited)
	Investor Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	-	$-	2,347	$	,000
Shares reinvested	-	-	-		-
Shares redeemed	(2,465)	(23,033)	(194)		(1,800)
Net increase (decrease)	(2,465)	$23,033)	2,153		$21,200

	SmallCap Fund
	Year ended February 28, 2013
	Investor Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	26,394	$214,400	2,887	$24,029
Shares reinvested	224	1,834	601	5,034
Shares redeemed	(8,777)	(73,555)	(25,795)	(208,322)
Net increase (decrease)	17,841	$142,679)	(22,307)	$(179,259)

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2013 (unaudited)

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

NOTE 7 – RECENT ACCOUNTING PRONOUNCEMENTS

In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the six months ended August 31, 2013.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the period ended August 31, 2013, a special meeting of the shareholders of the Funds was held for the purposes of considering the approval of a reorganization of the Funds into corresponding newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Funds and the closing of the reorganization took place on October 23, 2013.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

DGHM INVESTMENT TRUST (the “Trust”)
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM INVESTMENT TRUST
FUND EXPENSES (unaudited)

Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2013, and held for the six months ended August 31, 2013.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM INVESTMENT TRUST
FUND EXPENSES (unaudited) (continued)

DGHM ALL-CAP VALUE FUND
INVESTOR CLASS	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,116.20	$8.16
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.78

CLASS C	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,111.60	$11.92
Hypothetical (5% return before expenses)	$1,000.00	$1,013.80	$11.37

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,116.60	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.21

* - Expenses are equal to the Fund’s annualized expense ratio of 1.53% for Investor Class, 2.24% for Class C and 1.22% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

DGHM INVESTMENT TRUST
FUND EXPENSES (unaudited) (continued)

DGHM V2000 SMALLCAP VALUE FUND
INVESTOR CLASS	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,111.90	$9.95
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	$9.00

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 through August 31, 2013
Actual	$1,000.00	$1,114.40	$8.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.75

* - Expenses are equal to the Fund’s annualized expense ratio of 1.67% for Investor Class and 1.42% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26 th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

For account information, wire purchase or redemptions, call or write to DGHM Investment Trust’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 (Toll Free)

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DGHM Investment Trust

By: /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer

Date:      November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer,
DGHM Investment Trust

Date:      November 8, 2013

By: /s/ Thomas F. Gibson
Thomas F. Gibson
Principal Financial Officer,
DGHM Investment Trust

Date:      November 8, 2013